Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS O FEBRUARY 28, 2003






Dear Shareholder:

For the 12 months ended February 28, 2003, the U.S. equity market suffered another year of decline as concerns about the pace of economic recovery, corporate-governance scandals and geopolitical issues took center stage. These factors led to a broad-based weakness in the market, with investor psychology decidedly negative. The underlying market fundamentals appear to be positive, however, as fiscal and monetary policies are stimulative. We believe our portfolio is well positioned to benefit and perform well as the U.S. economy improves and foreign tensions ease. Stocks with reasonable valuations coupled with favorable profitability and growth characteristics and good dividend yields should reward investors as market sentiment becomes more positive.

Performance and Portfolio

For the 12-month period ended February 28, 2003, Morgan Stanley Dividend Growth Securities' Class A, B, C and D shares produced total returns of -23.66 percent, -24.27 percent, -24.26 percent and -23.50 percent, respectively. During the same period, the Standard & Poor's 500 Index (S&P 500) produced a total return of -22.68 percent and the Lipper Large-Cap Value Index produced a total return of -21.68 percent. The performance of the Fund's four share classes varies because each has different expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

Sector selection was a strong positive factor for the year, stock selection a negative one. Sector selection was most favorable in the beverage and personal product areas, where the Fund is overweighted relative to the S&P 500. The Fund's underweighting in the technology sector and overweighting in basic resources benefited its performance. A slight overexposure to the utility sector hurt performance, as did an underweighting in the health-care area. Other sector exposures were neutral factors overall.

Stock selection detracted from the Fund's performance, most notably in technology, energy and health-care stocks. Relatively good performance in the heavy industry, utility and financial services names provided a partial offset.

The Fund's performance for the year was adversely influenced by a relatively small number of holdings in which corporate events precipitated a disproportionate decline in share prices, most notably in Electronic Data Systems and El Paso Corp. Conversely, strong performance was seen in several of the financial services names (Bank America and PNC Financial), heavy industry (Deere) and utilities (FPL Group). As the fiscal year ended, the Fund's positions were being trimmed in the energy sector, while financial services commitments were being increased.

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS O FEBRUARY 28, 2003 continued



Looking Ahead

Economic data released during the first part of February confirmed that the U.S. economy was gaining speed at the start of the year. January retail sales, industrial production and employment reports all came in stronger than most analysts' expectations. In fact, the data suggested that annualized real growth rates in the 3 to 4 percent range were possible during the first part of 2003.

Then the economy appeared to hit an air pocket. The consumer confidence report released on February 25 was far weaker than expected, marking the lowest monthly reading for this series since October 1993. We believe the data were adversely affected by the increasing likelihood of war with Iraq and heightened concerns regarding potential terrorist activities. Although in our opinion the data from the confidence report are not an especially accurate guide to spending, the magnitude of the drop made it nearly certain that the robust retail sales gains evident through January would not continue into February.

Making matters worse in the near term is a spike in energy prices resulting from geopolitical tensions and unusually cold weather in many parts of the country. Although the U.S. economy is less vulnerable to oil price shocks today than it was in the 1970s, higher energy prices are likely to hurt consumer spending and present another obstacle to growth.

While the U.S. economy was able to dodge several double-dip recession scares last year, we believe that the domestic economy is facing yet another set of obstacles. The upward revision to fourth-quarter gross domestic product seemed to suggest that the economy had enough momentum to overcome recent setbacks. Given such resilience, there is a far greater probability that the current set of challenges could prove to be temporary. We believe that energy prices should stabilize or decline as spring approaches. Furthermore, we feel that the situation with Iraq will be resolved, while highly accommodative monetary and fiscal policies remain focused on stimulating aggregate demand.

We continue to regard Morgan Stanley Dividend Growth Securities Inc. as well positioned to benefit and perform well as the U.S. economy improves and investor sentiment becomes more positive. Portfolio transactions continue to reflect our commitment to the dividend growth discipline, which we believe should be a clear beneficiary of any proposal to eliminate dividend taxation as part of an economic stimulus package. In our opinion, the Fund's sector distribution demonstrates a distinct cyclical bias, while its portfolio valuations are reasonable and its overall profitability and growth expectations are favorable. We believe that this is consistent with our disciplined valuation-based portfolio management process that emphasizes dividend-paying securities.

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS O FEBRUARY 28, 2003 continued



We appreciate your ongoing support of Morgan Stanley Dividend Growth Securities Inc. and look forward to continuing to serve your investment needs.


Very truly yours,




/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin

Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO














Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Dividend Growth Securities Inc.
FUND PERFORMANCE O FEBRUARY 28, 2003



                            GROWTH OF $10,000 CLASS B
                            -------------------------


[GRAPHIC OMITTED]


            Date               Total         S&P 500          Lipper
     ------------------- ---------------- -------------- -----------------
     February 28, 1993         10,000         10,000          10,000
     ------------------- ---------------- -------------- -----------------
     February 28, 1994         10,998         10,834          11,176
     ------------------- ---------------- -------------- -----------------
     February 28, 1995         11,356         11,631          11,731
     ------------------- ---------------- -------------- -----------------
     February 28, 1996         14,764         15,668          15,430
     ------------------- ---------------- -------------- -----------------
     February 28, 1997         17,918         19,765          18,977
     ------------------- ---------------- -------------- -----------------
     February 28, 1998         23,132         26,685          24,575
     ------------------- ---------------- -------------- -----------------
     February 28, 1999         24,888         31,949          27,044
     ------------------- ---------------- -------------- -----------------
     February 28, 2000         21,780         35,696          27,670
     ------------------- ---------------- -------------- -----------------
     February 28, 2001         25,804         32,766          29,511
     ------------------- ---------------- -------------- -----------------
     February 28, 2002         24,241         29,654          27,441
     ------------------- ---------------- -------------- -----------------
     February 28, 2003         18,359(3)      22,930          21,492
     ------------------- ---------------- -------------- -----------------

     -----------------------------------------------------------
                --- Fund   --- S&P 500(4)   ---Lipper(5)
     -----------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------
                            CLASS A SHARES*
-------------------------------------------------------------------
1 Year                        (23.66)%(1)        (27.67)%(2)
5 Years                        (3.90)%(1)         (4.94)%(2)
Since Inception (7/28/97)      (1.66)%(1)         (2.60)%(2)


                           CLASS C SHARES+
-------------------------------------------------------------------
1 Year                        (24.26)%(1)        (25.00)%(2)
5 Years                        (4.62)%(1)         (4.62)%(2)
Since Inception (7/28/97)      (2.38)%(1)         (2.38)%(2)


                           CLASS B SHARES**
-------------------------------------------------------------------
1 Year                        (24.27)%(1)        (27.93)%(2)
5 Years                        (4.52)%(1)         (4.80)%(2)
10 Years                        6.26 %(1)          6.26 %(2)


                            CLASS D SHARES++
-------------------------------------------------------------------
1 Year                        (23.50)%(1)
5 Years                        (3.68)%(1)
Since Inception (7/28/97)      (1.43)%(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on February 28, 2003.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Large-Cap Value Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003


      NUMBER OF
       SHARES                                                       VALUE
----------------------------------------------------------------------------
                                Common Stocks (99.4%)
                              Aerospace & Defense (1.0%)
      1,293,000               Goodrich Corp. .................   $19,873,410
        495,415               Northrop Grumman Corp. .........    42,952,480
                                                                 -----------
                                                                  62,825,890
                                                                 -----------
                              Aluminum (3.4%)
      3,323,700               Alcan Aluminum Ltd.
                              (Canada) .......................    94,459,554
      6,433,000               Alcoa, Inc. ....................   131,876,500
                                                                 -----------
                                                                 226,336,054
                                                                 -----------
                              Apparel/Footwear (1.3%)
      2,433,600               VF Corp. .......................    82,377,360
                                                                 -----------
                              Auto Parts: O.E.M. (2.8%)
      3,179,900               Delphi Corp. ...................    24,580,627
      2,044,200               Johnson Controls, Inc. .........   159,365,832
                                                                 -----------
                                                                 183,946,459
                                                                 -----------
                              Beverages: Non-Alcoholic (2.2%)
      3,553,000               Coca-Cola Co. (The) ............   142,901,660
                                                                 -----------
                              Chemicals: Agricultural (0.1%)
        581,199               Monsanto Co. ...................     9,543,288
                                                                 -----------
                              Chemicals: Major Diversified (3.8%)
      4,453,400               Dow Chemical Co. (The) .........   121,577,820
      3,545,700               Du Pont (E.I.) de Nemours
                                & Co., Inc. ..................   130,020,819
                                                                 -----------
                                                                 251,598,639
                                                                 -----------
                              Computer Processing
                                Hardware (0.7%)
      2,828,400               Hewlett-Packard Co. ............    44,830,140
                                                                 -----------
                              Discount Stores (2.4%)
      5,513,400               Target Corp. ...................   157,958,910
                                                                 -----------
                              Electric Utilities (5.4%)
      3,407,000               Exelon Corp. ...................   167,454,050
      2,031,200               FirstEnergy Corp. ..............    59,920,400
      2,287,600               FPL Group, Inc. ................   128,128,476
                                                                 -----------
                                                                 355,502,926
                                                                 -----------


      NUMBER OF
        SHARES                                                       VALUE
------------------------------------------------------------------------------
                              Electronics/Appliances (1.3%)
      1,720,300               Whirlpool Corp. ................   $84,741,978
                                                                 -----------
                              Finance/Rental/Leasing (3.3%)
      2,822,900               Fannie Mae .....................   180,947,890
      2,703,400               MBNA Corp. .....................    37,442,090
                                                                 -----------
                                                                 218,389,980
                                                                 -----------
                              Financial Conglomerates (2.5%)
      2,200,300               Citigroup, Inc. ................    73,358,002
      4,081,800               J.P. Morgan Chase & Co. ........    92,575,224
                                                                 -----------
                                                                 165,933,226
                                                                 -----------
                              Food Distributors (2.0%)
      2,828,900               Supervalu, Inc. ................    39,378,288
      3,350,400               SYSCO Corp. ....................    90,862,848
                                                                 -----------
                                                                 130,241,136
                                                                 -----------
                              Food: Major Diversified (2.2%)
      3,738,400               PepsiCo, Inc. ..................   143,255,488
                                                                 -----------
                              Forest Products (1.9%)
      2,530,900               Weyerhaeuser Co. ...............   126,165,365
                                                                 -----------
                              Home Improvement Chains (0.9%)
      2,541,500               Home Depot, Inc. (The) .........    59,598,175
                                                                 -----------
                              Household/Personal Care (7.2%)
      3,424,400               Avon Products, Inc. ............   178,068,800
      2,555,200               Kimberly-Clark Corp. ...........   117,104,816
      2,195,800               Procter & Gamble Co. (The)         179,748,188
                                                                 -----------
                                                                 474,921,804
                                                                 -----------
                              Industrial Conglomerates (8.6%)
      1,297,600               3M Co. .........................   162,680,112
      4,964,400               General Electric Co. ...........   119,393,820
      4,073,200               Honeywell International, Inc.       93,235,548
      3,212,300               United Technologies Corp. ......   188,176,534
                                                                 -----------
                                                                 563,486,014
                                                                 -----------
                              Industrial Specialties (1.0%)
      1,487,900               PPG Industries, Inc. ...........    69,038,560
                                                                   -----------


                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2003 continued



       NUMBER OF
        SHARES                                                        VALUE
------------------------------------------------------------------------------
                           Information Technology
                            Services (2.5%)
        2,141,400          International Business
                            Machines Corp. ...................   $ 166,922,130
                                                                 -------------
                           Integrated Oil (7.5%)
        4,283,200          BP PLC (ADR) (United
                            Kingdom) .........................     163,232,752
        5,499,800          Exxon Mobil Corp. .................     187,103,196
        3,601,800          Royal Dutch Petroleum Co.
                            (NY Registered Shares)
                            (Netherlands) ....................     142,883,406
                                                                 -------------
                                                                   493,219,354
                                                                 -------------
                           Life/Health Insurance (3.8%)
        3,281,500          Jefferson-Pilot Corp. .............     123,712,550
        4,380,500          Lincoln National Corp. ............     124,099,565
                                                                 -------------
                                                                   247,812,115
                                                                 -------------
                           Major Banks (5.2%)
        3,066,400          Bank of America Corp. .............     212,317,536
        4,818,400          KeyCorp ...........................     114,340,632
          344,400          PNC Financial Services
                            Group ............................      15,473,892
                                                                 -------------
                                                                   342,132,060
                                                                 -------------
                           Major Telecommunications (2.6%)
        4,964,400          Verizon Communications
                            Inc. .............................     171,668,952
                                                                 -------------
                           Motor Vehicles (1.8%)
        1,394,400          DaimlerChrysler AG
                            (Germany) ........................      42,626,808
        2,235,100          General Motors Corp. ..............      75,479,327
                                                                 -------------
                                                                   118,106,135
                                                                 -------------
                           Multi-Line Insurance (0.3%)
          386,900          American International
                            Group, Inc. ......................      19,070,301
                                                                 -------------
                           Office Equipment/Supplies (2.1%)
        4,477,700          Pitney Bowes, Inc. ................     138,987,808
                                                                 -------------
                           Oil & Gas Production (0.5%)
          745,200          Kerr-McGee Corp. ..................      30,732,048
                                                                 -------------


        NUMBER OF
         SHARES                                                      VALUE
------------------------------------------------------------------------------
                           Oil Refining/Marketing (0.1%)
          383,500          Marathon Oil Corp. ................   $   8,855,015
           23,500          Sunoco, Inc. ......................         831,665
                                                                 -------------
                                                                     9,686,680
                                                                 -------------
                           Pharmaceuticals: Major (10.1%)
        5,214,400          Bristol-Myers Squibb Co. ..........     121,495,520
        2,484,400          Merck & Co., Inc. .................     131,052,100
        3,407,000          Pharmacia Corp. ...................     140,777,240
        5,548,500          Schering-Plough Corp. .............      99,983,970
        4,963,400          Wyeth .............................     174,959,850
                                                                 -------------
                                                                   668,268,680
                                                                 -------------
                           Property - Casualty Insurers (0.5%)
        1,672,800          Travelers Property Casualty
                            Corp. (Class A) ..................      26,179,320
          237,600          Travelers Property Casualty
                            Corp. (Class B) ..................       3,777,840
                                                                 -------------
                                                                    29,957,160
                                                                 -------------
                           Pulp & Paper (1.7%)
        1,805,400          International Paper Co. ...........      63,243,162
        2,030,700          Meadwestvaco Corp. ................      47,091,933
                                                                 -------------
                                                                   110,335,095
                                                                 -------------
                           Railroads (2.6%)
        4,429,100          Burlington Northern Santa
                            Fe Corp. .........................     110,727,500
        2,270,700          CSX Corp. .........................      60,991,002
                                                                 -------------
                                                                   171,718,502
                                                                 -------------
                           Tobacco (0.7%)
        1,158,600          Altria Group, Inc. ................      44,779,890
                                                                 -------------
                           Trucks/Construction/Farm
                            Machinery (3.4%)
        1,461,400          Caterpillar, Inc. .................      68,685,800
        3,833,500          Deere & Co. .......................     158,630,230
                                                                 -------------
                                                                  227,316,030
                                                                 -------------
                           Total Common Stocks
                           (Cost $3,467,694,417)..............   6,544,305,992
                                                                 -------------


                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS O FEBRUARY 28, 2003 continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                         VALUE
------------------------------------------------------------
              Short-Term Investment (0.4%)
              Repurchase Agreement
$  27,648     Joint repurchase agreement
              account 1.36% due
              03/03/03 (dated
              02/28/03; proceeds
              $27,651,133) (a)
              (Cost $27,648,000) ..........   $   27,648,000

Total Investments
(Cost $3,495,342,417) (b).....    99.8%        6,571,953,992
Other Assets in Excess of
Liabilities ..................     0.2            11,549,736
                                 -----        --------------
Net Assets ...................   100.0%       $6,583,503,728
                                 =====        ==============




-------------------
ADR    American Depository Receipt.
(a)    Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,275,643,755 and the aggregate gross unrealized depreciation is $199,032,180, resulting in net unrealized appreciation of $3,076,611,575.


                 See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003



Assets:
Investments in securities, at value
 (cost $3,495,342,417)....................................................     $ 6,571,953,992
Receivable for:
  Dividends ..............................................................          23,935,302
  Investments sold .......................................................          17,022,291
  Capital stock sold .....................................................           2,777,144
Prepaid expenses and other assets ........................................             125,319
                                                                               ---------------
  Total Assets ...........................................................       6,615,814,048
                                                                               ---------------
Liabilities:
Payable for:
  Investments purchased ..................................................          16,823,917
  Capital stock redeemed .................................................           8,052,171
  Distribution fee .......................................................           4,792,906
  Investment management fee ..............................................           2,227,278
Accrued expenses and other payables ......................................             414,048
                                                                               ---------------
  Total Liabilities ......................................................          32,310,320
                                                                               ---------------
  Net Assets .............................................................     $ 6,583,503,728
                                                                               ===============
Composition of Net Assets:
Paid-in-capital ..........................................................     $ 3,313,978,150
Net unrealized appreciation ..............................................       3,076,611,575
Accumulated undistributed net investment income ..........................          24,473,032
Accumulated undistributed net realized gain ..............................         168,440,971
                                                                               ---------------
  Net Assets .............................................................     $ 6,583,503,728
                                                                               ===============
Class A Shares:
Net Assets ...............................................................     $   104,418,750
Shares Outstanding (500,000,000 shares authorized, $.01 par value)........           3,070,137
  Net Asset Value Per Share ..............................................              $34.01
                                                                                        ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ........................              $35.89
                                                                                        ======
Class B Shares:
Net Assets ...............................................................     $ 6,020,241,883
Shares Outstanding (500,000,000 shares authorized, $.01 par value)........         176,860,245
  Net Asset Value Per Share ..............................................              $34.04
                                                                                        ======
Class C Shares:
Net Assets ...............................................................     $    82,544,417
Shares Outstanding (500,000,000 shares authorized, $.01 par value)........           2,433,559
  Net Asset Value Per Share ..............................................              $33.92
                                                                                        ======
Class D Shares:
Net Assets ...............................................................     $   376,298,678
Shares Outstanding (500,000,000 shares authorized, $.01 par value)........          11,059,292
  Net Asset Value Per Share ..............................................              $34.03
                                                                                        ======

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 28, 2003

Net Investment Income:
Income
Dividends (net of $2,567,712 foreign withholding tax).........    $    207,647,151
Interest .....................................................           1,000,191
                                                                  ----------------
  Total Income ...............................................         208,647,342
                                                                  ----------------
Expenses
Distribution fee (Class A shares) ............................             277,221
Distribution fee (Class B shares) ............................          78,270,587
Distribution fee (Class C shares) ............................           1,031,853
Investment management fee ....................................          34,965,682
Transfer agent fees and expenses .............................           9,614,762
Shareholder reports and notices ..............................             451,914
Custodian fees ...............................................             357,785
Registration fees ............................................             138,825
Professional fees ............................................              59,738
Directors' fees and expenses .................................              50,539
Other ........................................................              44,053
                                                                  ----------------
  Total Expenses .............................................         125,262,959
                                                                  ----------------
  Net Investment Income ......................................          83,384,383
                                                                  ----------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ............................................         168,461,681
Net change in unrealized appreciation ........................      (2,624,203,210)
                                                                  ----------------
  Net Loss ...................................................      (2,455,741,529)
                                                                  ----------------
Net Decrease .................................................    $ (2,372,357,146)
                                                                  ================



                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets


                                                                                    FOR THE YEAR         FOR THE YEAR
                                                                                       ENDED                 ENDED
                                                                                 FEBRUARY 28, 2003     FEBRUARY 28, 2002
                                                                                -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income .......................................................    $     83,384,383      $     85,746,909
Net realized gain ...........................................................         168,461,681           500,598,963
Net change in unrealized appreciation .......................................      (2,624,203,210)       (1,352,563,468)
                                                                                 ----------------      ----------------
  Net Decrease ..............................................................      (2,372,357,146)         (766,217,596)
                                                                                 ----------------      ----------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares ............................................................          (2,241,425)           (2,783,320)
  Class B shares ............................................................         (77,556,153)          (69,875,706)
  Class C shares ............................................................          (1,055,263)           (1,014,430)
  Class D shares ............................................................          (8,637,871)           (7,472,548)
Net realized gain
  Class A shares ............................................................          (2,997,124)           (9,765,004)
  Class B shares ............................................................        (197,956,757)         (560,593,722)
  Class C shares ............................................................          (2,584,634)           (6,922,405)
  Class D shares ............................................................         (10,202,124)          (23,888,388)
                                                                                 ----------------      ----------------
  Total Dividends and Distributions .........................................        (303,231,351)         (682,315,523)
                                                                                 ----------------      ----------------
Net decrease from capital stock transactions ................................      (1,356,525,019)         (541,171,887)
                                                                                 ----------------      ----------------
  Net Decrease ..............................................................      (4,032,113,516)       (1,989,705,006)
Net Assets:
Beginning of period .........................................................      10,615,617,244        12,605,322,250
                                                                                 ----------------      ----------------
End of Period
(Including accumulated undistributed net investment income of $24,473,032 and
 $30,579,334, respectively)..................................................    $  6,583,503,728      $ 10,615,617,244
                                                                                 ================      ================

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003



1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 continued



identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 continued



exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,666,162 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,136, $7,218,194 and $23,538, respectively and received $256,156 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2003 continued



4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2003 aggregated $555,872,614 and $1,986,837,983, respectively. Included in the aforementioned transactions are purchases of $8,986,500 and sales of $2,623,000 for portfolio transactions with other Morgan Stanley funds, including a net realized gain of $1,757,431.

For the year ended February 28, 2003, the Fund incurred brokerage commissions of $256,270 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $7,374. At February 28, 2003, the Fund had an accrued pension liability of $60,251, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $36,000.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS O FEBRUARY 28, 2003 continued



The tax character of distributions paid was as follows:


                                              FOR THE YEAR         FOR THE YEAR
                                                 ENDED                 ENDED
                                           FEBRUARY 28, 2003     FEBRUARY 28, 2002
                                          -------------------   ------------------
Ordinary income .......................     $   89,490,712         $ 82,596,164
Long-term capital gains ...............        213,740,639          599,719,359
                                            --------------         ------------
Total distributions ...................     $  303,231,351         $682,315,523
                                            ==============         ============

As of February 28, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income .........     $   24,533,283
Undistributed long-term gains .........        168,440,971
                                            --------------
Net accumulated earnings ..............        192,974,254
Temporary differences .................            (60,251)
Net unrealized appreciation ...........      3,076,611,575
                                            --------------
Total accumulated earnings ............     $3,269,525,578
                                            ==============

As of February 28, 2003, the Fund had temporary book/tax differences attributable to a non-deductible expense.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS O FEBRUARY 28, 2003 continued



6. Capital Stock

Transactions in capital stock were as follows:


                                                                  FOR THE YEAR                        FOR THE YEAR
                                                                     ENDED                                ENDED
                                                               FEBRUARY 28, 2003                    FEBRUARY 28, 2002
                                                      ------------------------------------ -----------------------------------
                                                           SHARES             AMOUNT            SHARES            AMOUNT
                                                      ---------------- ------------------- --------------- -------------------
CLASS A SHARES
Sold ................................................      807,118    $     31,752,569       1,853,136    $     87,205,199
Reinvestment of dividends and distributions .........      106,190           4,371,930         241,094          11,509,496
Redeemed ............................................     (970,871)        (38,277,429)     (3,213,151)       (148,457,471)
                                                          --------    ----------------      ----------    ----------------
Net decrease - Class A ..............................      (57,563)         (2,152,930)     (1,118,921)        (49,742,776)
                                                          --------    ----------------      ----------    ----------------
CLASS B SHARES
Sold ................................................    9,619,119         386,653,422      14,258,875         702,654,795
Reinvestment of dividends and distributions .........    6,030,065         248,999,928      12,074,663         575,026,673
Redeemed ............................................  (51,108,510)     (2,008,751,524)    (38,995,126)     (1,883,819,908)
                                                       -----------    ----------------     -----------    ----------------
Net decrease - Class B ..............................  (35,459,326)     (1,373,098,174)    (12,661,588)       (606,138,440)
                                                       -----------    ----------------     -----------    ----------------
CLASS C SHARES
Sold ................................................      492,590          19,786,226         656,729          32,237,834
Reinvestment of dividends and distributions .........       84,072           3,456,704         160,212           7,598,604
Redeemed ............................................     (841,485)        (33,132,034)       (775,439)        (37,390,096)
                                                       -----------    ----------------     -----------    ----------------
Net increase (decrease) - Class C ...................     (264,823)         (9,889,104)         41,502           2,446,342
                                                       -----------    ----------------     -----------    ----------------
CLASS D SHARES
Sold ................................................    3,402,262         136,185,393       4,712,582         228,576,094
Reinvestment of dividends and distributions .........      433,093          17,658,220         631,010          29,749,007
Redeemed ............................................   (3,110,440)       (125,228,424)     (3,062,922)       (146,062,114)
                                                       -----------    ----------------     -----------    ----------------
Net increase - Class D ..............................      724,915          28,615,189       2,280,670         112,262,987
                                                       -----------    ----------------     -----------    ----------------
Net decrease in Fund ................................  (35,056,797)   $ (1,356,525,019)    (11,458,337)   $   (541,171,887)
                                                       ===========    ================     ===========    ================

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS



Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                            FOR THE YEAR ENDED FEBRUARY 28,
                                                     -----------------------------------------------------------------------------
                                                           2003            2002           2001           2000*            1999
                                                     --------------- --------------- -------------- --------------- --------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...............      $46.44          $52.54        $50.11          $60.22           $58.39
                                                          ------          ------        ------          ------           ------
Income (loss) from investment operations:
 Net investment income+/+ ..........................        0.68            0.71          0.84            0.94             1.05
 Net realized and unrealized gain (loss) ...........      (11.41)          (3.51)         8.35           (7.75)            3.58
                                                          ------          ------        ------          ------           ------
Total income (loss) from investment operations .....      (10.73)          (2.80)         9.19           (6.81)            4.63
                                                          ------          ------        ------          ------           ------
Less dividends and distributions from:
 Net investment income .............................       (0.72)          (0.70)        (0.92)          (0.99)           (1.02)
 Net realized gain .................................       (0.98)          (2.60)        (5.84)          (2.31)           (1.78)
                                                          ------          ------        ------          ------           ------
Total dividends and distributions ..................       (1.70)          (3.30)        (6.76)          (3.30)           (2.80)
                                                          ------          ------        ------          ------           ------
Net asset value, end of period .....................      $34.01          $46.44        $52.54          $50.11           $60.22
                                                          ======          ======        ======          ======           ======
Total Return+ .....................................       (23.66)%         (5.35)%       19.31%         (12.07)%           8.10%

Ratios to Average Net Assets(1):
Expenses ...........................................        0.77%           0.73%         0.73%           0.67%            0.64%
Net investment income ..............................        1.69%           1.46%         1.57%           1.52%            1.76%

Supplemental Data:
Net assets, end of period, in thousands ............    $104,419        $145,257      $223,106        $214,669         $227,457
Portfolio turnover rate ............................           7%              0%            1%              4%              13%

------------
*      Year ended February 29.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued



                                                                FOR THE YEAR ENDED FEBRUARY 28,
                                        --------------------------------------------------------------------------------
                                              2003            2002            2001            2000*            1999
                                        --------------- --------------- --------------- ---------------- ---------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
period ................................      $46.46          $52.54          $50.10          $60.18          $58.36
                                             ------          ------          ------          ------          ------
Income (loss) from investment
operations:
 Net investment income+/+ .............        0.37            0.34            0.47            0.64            0.77
 Net realized and unrealized gain
  (loss) ..............................      (11.41)          (3.50)           8.35           (7.73)           3.58
                                             ------          ------          ------          ------          ------
Total income (loss) from
investment operations .................      (11.04)          (3.16)           8.82           (7.09)           4.35
                                             ------          ------          ------          ------          ------
Less dividends and distributions
from:
 Net investment income ................       (0.40)          (0.32)          (0.54)          (0.68)          (0.75)
 Net realized gain ....................       (0.98)          (2.60)          (5.84)          (2.31)          (1.78)
                                             ------          ------          ------          ------          ------
Total dividends and distributions .....       (1.38)          (2.92)          (6.38)          (2.99)          (2.53)
                                             ------          ------          ------          ------          ------
Net asset value, end of period ........      $34.04          $46.46          $52.54          $50.10          $60.18
                                             ======          ======          ======          ======          ======
Total Return+ ........................       (24.27)%         (6.06)%         18.48%         (12.49)%          7.59%

Ratios to Average Net Assets(1):
Expenses ..............................        1.54%           1.49%           1.42%           1.15%           1.11%
Net investment income .................        0.92%           0.70%           0.88%           1.04%           1.29%

Supplemental Data:
Net assets, end of period, in
thousands .............................  $6,020,242      $9,865,150     $11,819,378     $12,869,283     $18,060,848
Portfolio turnover rate ...............           7%              0%              1%              4%             13%

------------
*      Year ended February 29.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued




                                                                           FOR THE YEAR ENDED FEBRUARY 28,
                                                   ---------------------------------------------------------------------------
                                                         2003            2002            2001           2000*           1999
                                                    -------------    ------------------------------- --------------- ---------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ..............    $46.32          $52.44          $49.96         $60.02           $58.28
                                                       ------          ------          ------         ------           ------
Income (loss) from investment operations:
 Net investment income+/+ .........................      0.37            0.35            0.50           0.47             0.59
 Net realized and unrealized gain (loss) ..........    (11.38)          (3.49)           8.32          (7.70)            3.56
                                                       ------          ------          ------         ------           ------
Total income (loss) from investment operations ....    (11.01)          (3.14)           8.82          (7.23)            4.15
                                                       ------          ------          ------         ------           ------
Less dividends and distributions from:
 Net investment income ............................     (0.41)          (0.38)          (0.50)         (0.52)           (0.63)
 Net realized gain ................................     (0.98)          (2.60)          (5.84)         (2.31)           (1.78)
                                                       ------          ------          ------         ------           ------
Total dividends and distributions .................     (1.39)          (2.98)          (6.34)         (2.83)           (2.41)
                                                       ------          ------          ------         ------           ------
Net asset value, end of period ....................    $33.92          $46.32          $52.44         $49.96           $60.02
                                                       ======                          ======         ======           ======
Total Return+ ....................................     (24.26)%         (6.05)%         18.54%        (12.73)%           7.26%

Ratios to Average Net Assets(1):
Expenses ..........................................      1.54%           1.48%           1.37%          1.43%            1.43%
Net investment income .............................      0.92%           0.71%           0.93%          0.76%            0.97%

Supplemental Data:
Net assets, end of period, in thousands ...........   $82,544        $124,976        $139,320       $135,496         $144,425
Portfolio turnover rate ...........................         7%              0%              1%             4%              13%


------------
*      Year ended February 29.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE YEAR ENDED FEBRUARY 28,
                                                     -----------------------------------------------------------------------------
                                                           2003            2002           2001           2000*           1999
                                                     --------------- --------------- -------------- --------------- --------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...............      $46.47          $52.59        $50.16         $60.26          $58.43
                                                          ------          ------        ------         ------          ------
Income (loss) from investment operations:
 Net investment income+/+ ..........................        0.77            0.83          0.97           1.09            1.17
 Net realized and unrealized gain (loss) ...........      (11.41)          (3.53)         8.35          (7.76)           3.59
                                                          ------          ------        ------         ------          ------
Total income (loss) from investment operations .....      (10.64)          (2.70)         9.32          (6.67)           4.76
                                                          ------          ------        ------         ------          ------
Less dividends and distributions from:
 Net investment income .............................       (0.82)          (0.82)        (1.05)         (1.12)          (1.15)
 Net realized gain .................................       (0.98)          (2.60)        (5.84)         (2.31)          (1.78)
                                                          ------          ------        ------         ------          ------
Total dividends and distributions ..................       (1.80)          (3.42)        (6.89)         (3.43)          (2.93)
                                                          ------          ------        ------         ------          ------
Net asset value, end of period .....................      $34.03          $46.47        $52.59         $50.16          $60.26
                                                          ======          ======        ======         ======          ======
Total Return+ .....................................       (23.50)%         (5.10)%       19.60%        (11.85)%          8.33%

Ratios to Average Net Assets(1):
Expenses ...........................................        0.54%           0.49%         0.48%          0.43%           0.43%
Net investment income ..............................        1.92%           1.70%         1.82%          1.76%           1.97%

Supplemental Data:
Net assets, end of period, in thousands ............    $376,299        $480,234      $423,519       $405,246        $488,987
Portfolio turnover rate ............................           7%              0%            1%             4%             13%

------------
*      Year ended February 29.
+/+ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Directors of Morgan Stanley Dividend Growth Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dividend Growth Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dividend Growth Securities Inc. as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 9, 2003


                      2003 Federal Tax Notice (unaudited)

      During the fiscal year ended February 28, 2003, the Fund paid to its shareholders $0.98 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION



Independent Directors:


                                                          Term of
                                                        Office and
                                        Position(s)      Length of
       Name, Age and Address of          Held with         Time
         Independent Director            Registrant       Served*
-------------------------------------- ------------- ----------------
Michael Bozic (62)                     Director      Since
c/o Mayer, Brown, Rowe & Maw                         April 1994
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director      Since
c/o Summit Ventures LLC                              January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                   Director      Since
c/o Mayer, Brown, Rowe & Maw                         September 1997
Counsel to the Independent Directors
1675 Broadway
New York, NY


                                                                                           Number of
                                                                                         Portfolios in
                                                                                             Fund
                                                                                            Complex
                                                                                           Overseen
       Name, Age and Address of                                                               by
         Independent Director             Principal Occupation(s) During Past 5 Years     Director**
-------------------------------------- ------------------------------------------------ --------------
Michael Bozic (62)                     Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw           Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Directors   formerly Vice Chairman of Kmart Corporation
1675 Broadway                          (December 1998-October 2000), Chairman and
New York, NY                           Chief Executive Officer of Levitz Furniture
                                       Corporation (November 1995-November 1998)
                                       and President and Chief Executive Officer of
                                       Hills Department Stores (May 1991-July 1995);
                                       formerly variously Chairman, Chief Executive
                                       Officer, President and Chief Operating Officer
                                       (1987-1991) of the Sears Merchandise Group
                                       of Sears, Roebuck & Co.

Edwin J. Garn (70)                     Director or Trustee of the Morgan Stanley        123
c/o Summit Ventures LLC                Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                          United States Senator (R-Utah) (1974-1992)
201 S. Main Street                     and Chairman, Senate Banking Committee
Salt Lake City, UT                     (1980-1986); formerly Mayor of Salt Lake City,
                                       Utah (1971-1974); formerly Astronaut, Space
                                       Shuttle Discovery (April 12-19, 1985); Vice
                                       Chairman, Huntsman Corporation (chemical
                                       company); member of the Utah Regional
                                       Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                   Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw           Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Directors   formerly associated with the Allstate
1675 Broadway                          Companies (1966-1994), most recently as
New York, NY                           Chairman of The Allstate Corporation
                                       (March 1993-December 1994) and Chairman
                                       and Chief Executive Officer of its wholly-owned
                                       subsidiary, Allstate Insurance Company
                                       (July 1989-December 1994).


       Name, Age and Address of
         Independent Director                Other Directorships Held by Director
-------------------------------------- ------------------------------------------------
Michael Bozic (62)                     Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey (time management
c/o Summit Ventures LLC                systems), BMW Bank of North America, Inc.
1 Utah Center                          (industrial loan corporation), United Space
201 S. Main Street                     Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                     and the Boeing Company) and Nuskin Asia
                                       Pacific (multilevel marketing); member of the
                                       board of various civic and charitable
                                       organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw           mortgage insurance); Trustee and Vice
Counsel to the Independent Directors   Chairman of The Field Museum of Natural
1675 Broadway                          History; director of various other business and
New York, NY                           charitable organizations.

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Director            Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Director      Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Director      Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY


                                                                                             Number of
                                                                                           Portfolios in
                                                                                               Fund
                                                                                              Complex
                                                                                             Overseen
        Name, Age and Address of                                                                by
          Independent Director             Principal Occupation(s) During Past 5 Years      Director**
--------------------------------------- ------------------------------------------------- --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director      123
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and
1133 Connecticut Avenue, N.W.           TCW/DW Term Trust 2003; Senior Partner,
Washington, D.C.                        Johnson Smick International, Inc., a consulting
                                        firm; Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice Chairman
                                        of the Board of Governors of the Federal
                                        Reserve System and Assistant Secretary of the
                                        U.S. Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and           200
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and TCW/DW Term Trust 2003; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).


        Name, Age and Address of
          Independent Director               Other Directorships Held by Director
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued



Interested Directors:


                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Director             Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since
c/o Morgan Stanley Trust       and Director            July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Director                Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director                Since
1585 Broadway                                          April 1994
New York, NY



                                                                                      Number of
                                                                                    Portfolios in
                                                                                         Fund
                                                                                       Complex
   Name, Age and Address of                                                            Overseen
      Interested Director          Principal Occupation(s) During Past 5 Years      by Director**
------------------------------ --------------------------------------------------- ---------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the             123
c/o Morgan Stanley Trust       Morgan Stanley Funds and TCW/DW Term Trust
Harborside Financial Center,   2003; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Director or Trustee of the Morgan Stanley           123
c/o Morgan Stanley Trust       Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,   June 2000); Senior Advisor of Morgan Stanley
Plaza Two,                     (since August 2000); Director of the Distributor
Jersey City, NJ                and Dean Witter Realty Inc.; Director of AXA
                               Financial, Inc. and The Equitable Life Assurance
                               Society of the United States (financial services);
                               previously President and Chief Operating
                               Officer of the Private Client Group of Morgan
                               Stanley (May 1999-August 2000), President
                               and Chief Operating Officer of Individual
                               Securities of Morgan Stanley
                               (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley           123
1585 Broadway                  Funds and TCW/DW Term Trust 2003;
New York, NY                   Chairman of the Board of Directors and Chief
                               Executive Officer of Morgan Stanley and
                               Morgan Stanley DW; Director of the Distributor;
                               Chairman of the Board of Directors and Chief
                               Executive Officer of Novus Credit Services Inc.;
                               Director and/or officer of various Morgan
                               Stanley subsidiaries.



   Name, Age and Address of
      Interested Director          Other Directorships Held by Director
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued



Officers:


                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*
------------------------------ ------------------- -----------------
Mitchell M. Merin (49)         President and       President since
1221 Avenue of the Americas    Chief Executive     May 1999 and
New York, NY                   Officer             Chief Executive
                                                   Officer since
                                                   September 2002

Barry Fink (48)                Vice President,     Since
1221 Avenue of the Americas    Secretary and       February 1997
New York, NY                   General Counsel

Joseph J. McAlinden (60)       Vice President      Since
1221 Avenue of the Americas                        July 1995
New York, NY

Ronald E. Robison (64)         Vice President      Since
1221 Avenue of the Americas                        October 1998
New York, NY

Thomas F. Caloia (56)          Treasurer           Since
c/o Morgan Stanley Trust                           April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Francis Smith (37)             Vice President      Since
c/o Morgan Stanley Trust       and Chief           September 2002
Harborside Financial Center,   Financial Officer
Plaza Two,
Jersey City, NJ







   Name, Age and Address of
       Executive Officer         Principal Occupation(s) During Past 5 Years
----------------------------     --------------------------------------------------
Mitchell M. Merin (49)           President and Chief Operating Officer of Morgan Stanley Investment Management
1221 Avenue of the Americas      (since December 1998); President, Director (since April 1997) and Chief Executive
New York, NY                     Officer (since June 1998) of the Investment Manager and Morgan Stanley Services;
                                 Chairman, Chief Executive Officer and Director of the Distributor (since June
                                 1998); Chairman (since June 1998) and Director (since January 1998) of the
                                 Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since
                                 May 1999) and Chief Executive Officer (since September 2002) of the Morgan Stanley
                                 Funds and TCW/DW Term Trust 2003; Trustee (since December 1999) and President and
                                 Chief Executive Officer (since October 2002) of the Van Kampen Open-End Funds and
                                 President and Chief Executive Officer (since December 2002) of the Van Kampen
                                 Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and
                                 Morgan Stanley Services and Executive Vice President of the Distributor (April
                                 1997-June 1998), Vice President of the Morgan Stanley Funds (May 1997-April 1999),
                                 and Executive Vice President of Morgan Stanley.

Barry Fink (48)                  General Counsel (since May 2000) and Managing Director (since December 2000) of
1221 Avenue of the Americas      Morgan Stanley Investment Management; Managing Director (since December 2000), and
New York, NY                     Director (since July 1998) of the Investment Manager and Morgan Stanley Services;
                                 Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General
                                 Counsel of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since February
                                 1997); Vice President and Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley
                                 Services (February 1997 - December 2001).

Joseph J. McAlinden (60)         Managing Director and Chief Investment Officer of the Investment Manager, Morgan
1221 Avenue of the Americas      Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of
New York, NY                     the Transfer Agent; Chief Investment Officer of the Van Kampen Funds.

Ronald E. Robison (64)           Managing Director, Chief Administrative Officer and Director (since February 1999)
1221 Avenue of the Americas      of the Investment Manager and Morgan Stanley Services and Chief Executive Officer
New York, NY                     and Director of the Transfer Agent; previously Managing Director of the TCW Group
                                 Inc.

Thomas F. Caloia (56)            Executive Director (since December 2002) and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust         Manager, the Distributor and Morgan Stanley Services; previously First Vice
Harborside Financial Center,     President of the Investment Manager, the Distributor and Morgan Stanley Services;
Plaza Two                        Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

Francis Smith (37)               Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW
c/o Morgan Stanley Trust         Term Trust 2003 (since September 2002); Executive Director of the Investment
Harborside Financial Center,     Manager and Morgan Stanley Services (since December 2001); previously Vice
Plaza Two,                       President of the Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                  2000-November 2001), Senior Manager at PricewaterhouseCoopers LLP (January
                                 1998-August 2000) and Associate-Fund Administration at BlackRock Financial
                                 Management (July 1996-December 1997).

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

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


























                 (This page has been left blank intentionally.)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020




This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO OMITTED]
37910RPT-10499D03-AD-4/03










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MORGAN STANLEY
DIVIDEND GROWTH
SECURITIES







Annual Report

February 28, 2003